The UBS Funds	Prospectus Supplement

The UBS Funds
Prospectus Supplement

April 30, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS International Equity Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

Effective April 30, 2012, Stephan Maikkula was added as a co-portfolio manager for the UBS International Equity Fund.

Therefore, the following reference to Mr. Maikkula is added under the heading “Portfolio managers” on page 10 of the Prospectus for the UBS International Equity Fund:

•	Stephan Maikkula, portfolio manager of the Fund since April 30, 2012.

Also, the paragraphs under the heading “Management” and the sub-heading “Portfolio management – UBS International Equity Fund” on page 49 of the Prospectus are deleted in their entirety and replaced by the following:

Nicholas Irish, Vincent Willyard and Stephan Maikkula are the portfolio managers for the UBS International Equity Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers have access to global analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are selected for the Fund's portfolio. The portfolio managers work closely with the analysts to decide how to structure the UBS International Equity Fund. Information about Messrs. Irish, Willyard and Maikkula is provided below.

Nicholas Irish is a Senior Portfolio Manager on the Core/Value Global Equities team, a member of the Global Equity Portfolio Management team and a Managing Director of UBS Global Asset Management. Mr. Irish joined UBS Global Asset Management in 2008 and previously was a senior global equity portfolio manager of HSBC Halbis since 2005 where he co-managed HSBC Halbis' equity portfolios. Prior to that, Mr. Irish spent 11 years at Schroders, most recently as one of two global equity portfolio managers responsible for their integrated global equity products. Mr. Irish has been a portfolio manager of the Fund since 2008.

Vincent Willyard has been a Managing Director and Head of International Growth at UBS Global Asset Management since 2007. Prior to that, Mr. Willyard was the lead portfolio manager of international growth at Nicholas-Applegate Capital Management from 2005 to 2007. Mr. Willyard has been portfolio manager of the Fund since 2009.

Stephan Maikkula is an Executive Director and is a member of the Global ex-US Growth Equities team. Mr. Maikkula has been at UBS Global Asset Management since 2007. Prior to joining UBS Global Asset Management, Mr. Maikkula held positions at Nicholas-Applegate Capital Management and with the Employees Retirement System of Texas. Mr. Maikkula has been a portfolio manager of the Fund since April 2012.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS553

The UBS Funds	SAI Supplement

The UBS Funds
Supplement to the Statement of Additional Information

April 30, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS International Equity Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

1.           Effective April 30, 2012, Stephan Maikkula was added as a portfolio manager for the UBS International Equity Fund.  Therefore, on page 72 of the SAI, the following information is added under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Stephan Maikkula# (UBS International Equity Fund)	3	$723	3	$362	14(15)	$989

#     Information for Mr. Maikkula is as of December 31, 2011.
15.                 One account with a total of approximately $438 million has an advisory fee based upon the performance of the account.

2.           On page 75 of the SAI, the following information is added under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

Portfolio Manager/Fund*	Range of shares owned**
Stephan Maikkula# UBS International Equity Fund	None

#     Information for Mr. Maikkula is as of December 31, 2011.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS554